Interest-Bearing Loans and Borrowings - Summary of Reconciliation of Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Interest-bearing loans and borrowings	$ 73,013	$ 72,169
Bank overdrafts	14	0
Cash and cash equivalents	(11,638)	(11,174)
AB InBev [member]
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Non-current interest-bearing loans and borrowings	72,128	70,720
Current interest-bearing loans and borrowings	885	1,449
Interest-bearing loans and borrowings	73,000	72,200
Bank overdrafts	14	0
Cash and cash equivalents	(11,638)	(11,174)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(116)	(99)
Debt securities (included within Investment securities)	(333)	(251)
Net debt	$ 60,941	$ 60,645